Segment Information - Reconciliation of Segment Financial Information to Loss from Operations (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Segment Reporting Information [Line Items]
Contribution margin		$ 121,986	$ 81,175	$ 179,264	$ 100,081
Amortization of acquired intangible assets		(1,900)	(1,800)	(3,700)	(3,500)
Donation of common stock to the Cloudera Foundation				21,574
Corporate costs, such as research and development, corporate general and administrative and other	[1],[2],[3]	365,367	160,870	361,377	295,322
Loss from operations		(288,025)	(82,303)	(187,339)	(204,637)
Operating Segments
Segment Reporting Information [Line Items]
Contribution margin		121,986	81,175	179,264	100,081
Segment Reconciling Items
Segment Reporting Information [Line Items]
Amortization of acquired intangible assets		(1,830)	(1,885)	(3,720)	(3,455)
Stock-based compensation expense		(11,241)	(230,533)	(21,714)	(63,590)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Donation of common stock to the Cloudera Foundation		0	0	(21,574)	0
Corporate costs, such as research and development, corporate general and administrative and other		$ (150,407)	$ (177,593)	$ (319,595)	$ (237,673)

[1]	Amounts include amortization of acquired intangible assets as follows (in thousands): Year EndedJanuary 31, Six Months Ended July 31, 2016 2017 2016 2017 (unaudited)Cost of revenue – subscription $1,732 $1,997 $969 $1,024Sales and marketing 1,723 1,723 861 861
[2]	Amounts include stock‑based compensation expense as follows (in thousands): Year EndedJanuary 31, Six Months Ended July 31, 2016 2017 2016 2017 (unaudited)Cost of revenue – subscription $3,363 $1,426 $708 $19,393Cost of revenue – services 4,301 1,803 931 24,227Research and development 23,048 5,606 3,013 81,029Sales and marketing 19,187 5,757 3,033 72,678General and administrative 13,691 7,122 3,556 33,206
[3]	In January 2017, we donated 1,175,063 shares of common stock to the Cloudera Foundation. We recorded a non‑cash charge of $21.6 million for the fair value of the donated shares, which was recognized in general and administrative expense for the year ended January 31, 2017. See Note 12 for further discussion.